Commitments and Contingencies - Schedule of Information Related to Right-of-Use Assets and Lease Liabilities (Details) - USD ($)	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Right-of-use assets	$ 549,227	$ 88,535	$ 194,660
Lease liabilities, net of current portion	549,227	0	90,967
Total lease liabilities	$ 549,227	$ 90,968	$ 198,599
Weighted average remaining term (in years)	5 years 3 months 18 days	9 months 18 days	1 year 9 months 18 days
Weighted average discount rate	12.00%	12.00%	12.00%